Segment Information - Summary of operating segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenues	R$ 36,921,980	R$ 14,444,690	R$ 13,397,419
Performance Assessed By Company	3,365,339	2,468,664	1,846,604
Depreciation and amortization	(2,718,856)	(1,117,416)	(589,911)
Financial income	4,738,391	1,955,784	2,056,421
Financial expenses	(5,773,810)	(2,795,874)	(2,639,709)
Income tax	(274,744)	(355,691)	(125,026)
Net income (loss)	(663,678)	155,467	548,379
Natura &Co LATAM
Disclosure of operating segments [line items]
Net revenues	20,542,345	9,113,856	8,540,167
Performance Assessed By Company	2,369,515	1,372,172	1,442,041
Depreciation and amortization	(874,584)	(370,953)	(318,506)
Financial income	3,402,578	1,893,333	1,925,524
Financial expenses	(3,891,641)	(2,613,294)	(2,501,451)
Income tax	(428,191)	41,623	(149,709)
Net income (loss)	577,679	322,880	397,900
Avon International [Member]
Disclosure of operating segments [line items]
Net revenues	9,097,375
Performance Assessed By Company	185,914
Depreciation and amortization	(814,678)
Financial income	979,267
Financial expenses	(1,442,216)
Income tax	(121,603)
Net income (loss)	(1,213,315)
TBS International
Disclosure of operating segments [line items]
Net revenues	5,332,922	4,028,660	3,795,721
Performance Assessed By Company	935,255	806,357	341,518
Depreciation and amortization	(761,224)	(559,921)	(206,004)
Financial income	82,736	44,953	126,289
Financial expenses	(157,705)	(99,765)	(136,019)
Income tax	(66,626)	(37,736)	25,994
Net income (loss)	32,436	153,888	151,778
Aesop International [member]
Disclosure of operating segments [line items]
Net revenues	1,949,338	1,302,174	1,061,531
Performance Assessed By Company	606,544	351,944	165,084
Depreciation and amortization	(268,092)	(186,542)	(65,401)
Financial income	23,152	9,337	4,608
Financial expenses	(72,056)	(34,204)	(2,239)
Income tax	(55,219)	(47,768)	(36,004)
Net income (loss)	234,328	92,768	66,047
Corporate Expenses [Member]
Disclosure of operating segments [line items]
Net revenues
Performance Assessed By Company	(731,889)	(61,809)	(102,039)
Depreciation and amortization	(278)
Financial income	250,658	8,161
Financial expenses	(210,192)	(48,611)
Income tax	396,895	(311,810)	34,693
Net income (loss)	R$ (294,806)	R$ (414,069)	R$ (67,346)